First Trust Enhanced Short Maturity ETF Investment Objectives and Goals - First Trust Enhanced Short Maturity ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Enhanced Short Maturity ETF (FTSM)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Enhanced Short Maturity ETF’s (the “Fund”) investment objective is to seek current income, consistent with preservation of capital and daily liquidity.